Subsequent Events (Details) (USD $)	1 Months Ended	3 Months Ended
	Apr. 30, 2013	Apr. 01, 2013	Feb. 22, 2013
Details
Credit Agreement, loan commitment			$ 10,000,000
Credit Agreement, initial trench			1,500,000
Shares of common stock issued, employee rewards, subsequent event		3,000
Shares of common stock issued, conversion of preferred stock, subsequent event		131,600
Preferred stock converted, subsequent event		11,750
Common stock issued upon exercise of warrants, subsequent event	1,258,771	547,162
Cash proceeds from exercise of warrants, subsequent event		283,950
Shares of common stock issued, for loan fees, subsequent event		92,115
Per share value of common stock issued for loan fees, subsequent event		$ 1.09
Shares of common stock issued, for services, subsequent event		4,854
Per share value of common stock issued for services, subsequent event		$ 1.03
Shares of common stock issued, debt satisfaction, subsequent event		155,588
Debt satisfied for common stock, subsequent event		152,165
Notes payable repaid, subsequent event		51,110
Related party notes repaid, subsequent event		750,000
Shares of common stock issued for services, subsequent event	88,067
Shares of common stock issued for services, subsequent event (valued)	95,435
Common stock exchanged for Series B preferred stock, subsequentevent	39,200
Shares of Series B preferred stock converted, subsequent event	3,500
Series B preferred stock, accrued dividends, subsequent event	$ 4,752
Common stock issued upon exercise of warrants, subsequent event (proceeds)	1,120,971